Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories Text Block Abstract
Schedule of inventories
	As of December 31,
	2022	2021
Robots at warehouse	$5,553,859	$1,387,160
Robots in transit	-	389
Security equipment	494,793	-
Impairment provision for inventories	(942,882)	-
Inventories	$5,105,770	$1,387,549